Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Capital Commitments
(a)	The Group had the following capital commitments at the end of the reporting period:

	2020	2019
	RMB million	RMB million
Contracted for:
– Aircraft, engines and flight equipment (note)	37,277	47,822
– Other property, plant and equipment	3,646	4,917
– Investments	1,335	860

	42,258	53,599

Summary of Aged Analysis of Contracted Expenditures for Aircraft, Engines and Flight Equipment
(i)
Contracted expenditures for the above aircraft, engines and flight equipment, including deposits prior to delivery, subject to future inflation increase built into the contracts, were expected to be paid as follows:

	2020	2019
	RMB million	RMB million
Within one year	13,542	18,388
In the second year	13,692	12,442
In the third year	7,109	11,956
In the fourth year	2,934	3,892
Over four years	—	1,144

	37,277	47,822